OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

		As at December 31
(In millions of dollars)	Note	2021	2020

Deferred pension liability	23	3	590
Supplemental executive retirement plan	23	96	92
Stock-based compensation	25	49	39
Derivative instruments	17	189	318
Contract liabilities	5	52	69
Other		176	41

Total other long-term liabilities		565	1,149